RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 20, 2022	Apr. 02, 2022
Related Party Transaction [Line Items]
Convertible note payable					$ 386,000		$ 700,000	$ 700,000
Common stock par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Advance to joint venture						$ 233,983
Conversion shares					3,000,000
Consulting service	$ 113,725	$ 346,325	$ 62,750	$ 265,750	$ 546,500	323,500
Consulting fees			90,608		211,563	144,000
Related party loaned			$ 153,989
Related party, interest rate			12.50%
Related Party [Member]
Related Party Transaction [Line Items]
Convertible note payable	$ 22,000		$ 22,000		25,000	$ 25,000
Note payable					$ 15,000
Interest rate					7.00%